Label	Element	Value
Pear Tree Polaris Foreign Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Polaris Foreign Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Foreign Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Foreign Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Fund’s performance. During the most recent fiscal year, Foreign Value Fund's portfolio turnover rate was 12 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5 percent return each year and that Foreign Value Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets value issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Issuers in which Foreign Value Fund invests may have any market capitalization. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (ADRs), and Indian participatory notes, as well as shares of mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets value issuers.

To manage Foreign Value Fund’s portfolio, its sub-adviser seeks to identify 50 to 100 value securities, that is, foreign markets securities that the sub-adviser considers as being mispriced by the market but having the best opportunity for price appreciation to reflect their long-term fundamental valuations and/or future cash flows. To select specific investments, the sub-adviser uses a proprietary quantitative investment process focused on bottom-up fundamental research. Foreign Value Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers.

Foreign Value Fund also may utilize options in an attempt to improve the risk/return profile of Foreign Value Fund’s returns. Foreign Value Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.

Generally, Foreign Value Fund invests in foreign markets issuers in Europe, Australia, as well as the larger capital markets of the Far East. Foreign Value Fund, however, also may invest without limit in emerging markets issuers. Foreign Value Fund generally will be invested in issuers in fifteen or more foreign countries and fifteen or more industry sectors. However, Foreign Value Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets value issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Issuers in which Foreign Value Fund invests may have any market capitalization. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (ADRs), and Indian participatory notes, as well as shares of mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets value issuers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money by investing in Foreign Value Fund. An investment in Foreign Value Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Foreign Value Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Fund may have substantial investments.

Foreign Securities, including Emerging Markets Securities. Foreign Value Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable. They also are more susceptible to governmental interference, and they tend to have less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks typically carry the risk that market prices may never recognize their intrinsic values.

Investment Strategies, Generally, and Quantitative Investment Risk. Foreign Value Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of Foreign Value Fund's portfolio. Foreign Value Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Foreign Value Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Foreign Value Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.

Currency and Option Contracts and Other Derivatives. Foreign Value Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for Foreign Value Fund to liquidate an open option contract.

Investments in Other Collective Investment Funds. To the extent that Foreign Value Fund invests in mutual funds, exchange-traded funds (ETFs), and business development companies (BDCs), Foreign Value Fund's investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting Foreign Value Fund shareholders to some duplication of fees.

Non-Diversification. Foreign Value Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Fund.

Sector. Foreign Value Fund may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk.

Regional/Country Focus. Foreign Value Fund does not have a policy of investing a significant portion of its assets in any particular region or country, However, to the extent that Foreign Value Fund focuses its investments in a particular geographic region or country, it may be subject to increased currency, political, regulatory and other risks associated with that region or country.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Foreign Value Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Foreign Value Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in Foreign Value Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in Foreign Value Fund by showing changes in Foreign Value Fund’s performance over time. The tables also compare Foreign Value Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Fund invests. Past performance does not necessarily indicate how Foreign Value Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com

A Note on Performance

Ordinary Shares and Institutional Shares commenced operations on May 15, 1998 and December 1, 1998, respectively. R6 Shares commenced operations on February 6, 2017. Performance information for R6 Shares will be available after the share class has been offered for a full calendar year. Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in Foreign Value Fund by showing changes in Foreign Value Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Foreign Value Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Foreign Value Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Foreign Value Fund’s Ordinary Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Calendar year-to-date return of the Ordinary Shares of Foreign Value Fund as of September 30, 2019 was 7.83%.

Best Quarter:	Q2 2009	36.87%
Worst Quarter:	Q3 2011	(19.85)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Foreign Value Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Foreign Value Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.36%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 14, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,793
Annual Return 2009	rr_AnnualReturn2009	58.04%
Annual Return 2010	rr_AnnualReturn2010	20.01%
Annual Return 2011	rr_AnnualReturn2011	(15.52%)
Annual Return 2012	rr_AnnualReturn2012	26.92%
Annual Return 2013	rr_AnnualReturn2013	27.57%
Annual Return 2014	rr_AnnualReturn2014	(5.23%)
Annual Return 2015	rr_AnnualReturn2015	(0.67%)
Annual Return 2016	rr_AnnualReturn2016	4.54%
Annual Return 2017	rr_AnnualReturn2017	25.24%
Annual Return 2018	rr_AnnualReturn2018	(13.27%)
1 Year	rr_AverageAnnualReturnYear01	(13.27%)
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	10.74%
Pear Tree Polaris Foreign Value Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.56%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	10.30%
Pear Tree Polaris Foreign Value Fund | Ordinary Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.80%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1],[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[1],[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 14, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,503
1 Year	rr_AverageAnnualReturnYear01	(12.93%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	11.01%
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 14, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,336
1 Year	rr_AverageAnnualReturnYear01	(12.93%)

[1]	The Manager has contractually agreed until November 14, 2020 to reimburse such portion of the expenses of Foreign Value Fund attributable to R6 Shares such that "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement" with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.94 percent of Foreign Value Fund's net assets attributable to R6 Shares. This expense reimbursement agreement does not permit the Manager to recoup any amounts reimbursed by the Manager, and it only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
[2]	The Manager has contractually agreed until November 14, 2020 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Fund's net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
[3]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until November 14, 2020 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.